Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,959,000
Previously Paid Amount	0.00
Total Fee Amount	1,371.62
Total Offset Amount	0.00
Net Fee	1,371.62
Narrative - Max Aggregate Offering Price	$ 8,959,000
Final Prospectus	true